Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Examination [Line Items]
Balance at January 1				$ 1,086	$ 1,169	$ 1,089
Additions for tax positions related to the current year				192	69	206
Additions for tax positions of prior years				73	167	99
Reductions for tax positions of prior years				91	61	101
Settlements				71	258	124
Balance at December 31		$ 1,086		1,189	1,086	1,169
Gross interest expense related to unrecognized tax benefits				34	41	39
Total accrued interest balance at December 31		185		215	$ 185	$ 176
Minimum [Member]
Income Tax Examination [Line Items]
Decrease in Unrecognized Tax Benefits is Reasonably Possible				40
Maximum [Member]
Income Tax Examination [Line Items]
Decrease in Unrecognized Tax Benefits is Reasonably Possible				$ 435
Closure of IRS audit of Goodrich Corporation Tax Years 2011-2012 [Member]
Income Tax Examination [Line Items]
Tax Settlement Gain (Loss) Noncash			$ 58
Closure of IRS audit of UTC Tax Years 2011-2012 [Member]
Income Tax Examination [Line Items]
Tax Settlement Gain (Loss) Noncash		172
Tax Settlement Interest Gain (Loss) Noncash		$ 22
Closure of IRS audit of UTC Tax Year 2013 [Member]
Income Tax Examination [Line Items]
Tax Settlement Gain (Loss) Noncash	$ 64
Tax Settlement Interest Gain (Loss) Noncash	$ 9